Changes in Equity and Earnings Per Share - Summary of Weighted Average Number of Ordinary and Restricted Shares (Detail) - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of information about weighted average number of ordinary and restricted shares outstanding [line items]
Issued ordinary shares at 1 January, net of treasury shares	1,934	1,934	1,606
Effect of shares issued and share buyback programs			(20)
Effect of stock lending	18	14	12
Effect of undelivered shares under the deferred share instrument	9	23	23
Effect of delivery of treasury shares	14
Weighted average number of ordinary and restricted shares at 31 December	1,975	1,971	1,717
Effect of share options, warrants and restricted stock units	36	39	38
Weighted average number of ordinary and restricted shares (diluted) at 31 December	2,011	2,010	1,755
Profit before exceptional items and discontinued operations, attributable to equity holders of AB InBev	$ 6,793	$ 7,967	$ 4,853
Exceptional items, before taxes (refer to Note 8)	(715)	(662)	(394)
Exceptional finance income/(cost), before taxes (refer to Note 8)	(1,982)	(693)	(3,356)
Exceptional taxes (refer to Note 8)	240	830	77
Exceptional non-controllinginterest (refer to Note 8)	32	526	13
Profit from discontinued operations		28	48
Profit attributable to equity holders of AB InBev	4,368	7,996	1,241
Profit before exceptional items, discontinued operations, mark-to-market losses and hyperinflation impacts, attributable to equity holders of AB InBev	8,644	8,258	5,237
Mark-to-market losses on certain derivatives related to the hedging of share-based payment programs (refer to Note 11)	(1,774)	(291)	(384)
Hyperinflation impacts	(77)
Profit before exceptional items and discontinued operations, attributable to equity holders of AB InBev	$ 6,793	$ 7,967	$ 4,853
Sabmiller Combination [member]
Disclosure of information about weighted average number of ordinary and restricted shares outstanding [line items]
Effect of restricted shares issued upon the SAB combination			94
Ordinary restricted shares [member]
Disclosure of information about weighted average number of ordinary and restricted shares outstanding [line items]
Weighted average number of ordinary and restricted shares at 31 December	1,975	1,971	1,717